UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ (14,298,925)	$ (2,805,955)	$ (33,830,890)	$ (6,636,418)	$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
General and administrative expenses					(4,898,942)	(1,233,876)	(1,739,815)
Selling, general and administrative	(6,845,045)	(939,106)	(23,892,011)	(3,265,612)	(4,898,942)	(1,233,876)	(1,739,815)
New Warrants expenses	(17,424,230)	0	(104,776,230)	0
Loss from operations	(38,568,200)	(3,745,061)	(162,499,131)	(9,902,030)	(18,178,722)	(9,591,919)	(7,687,109)
Change in fair value of derivative liabilities	285,000	0	6,127,500	0
Financial and foreign exchange gain/(loss), net	2,028,854	(14,041)	3,015,420	(57,914)	(77,147)	(34,023)	1,590
Loss before income taxes	(36,254,346)	(3,759,102)	(153,356,211)	(9,959,944)	(18,255,869)	(9,625,942)	(7,685,519)
Income tax expense	(490,376)	0	(620,084)	0	0	0	0
Net income (loss)	$ (36,744,722)	$ (3,759,102)	$ (153,976,295)	$ (9,959,944)	$ (18,255,869)	$ (9,625,942)	$ (7,685,519)
Net income (loss) per share basic	$ (0.14)	$ (0.02)	$ (0.62)	$ (0.05)
Net income (loss) per share diluted	$ (0.14)	$ (0.02)	$ (0.62)	$ (0.05)
Weighted average number of shares outstanding basic	272,040,343	220,000,000	247,010,044	220,000,000
Weighted average number of shares outstanding diluted	272,040,343	220,000,000	247,010,044	220,000,000